Note 25 - Common Stock (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Common Stock
Issued Capital	€ 3,267	€ 3,267
Number of shares issued and fully paid	6,667,886,580
Par Value Per Share	€ 0.49
Rights Preferences And Restrictions Attaching To Class Of Share Capital	BBVA is not aware of any direct or indirect interests through which control of the Bank may be exercised. BBVA has not received any information on stockholder agreements including the regulation of the exercise of voting rights at its annual general meetings or restricting or placing conditions on the free transferability of BBVA shares. BBVA does not know any agreement that could give rise to changes in the control of the Bank.